Note 16 - Financial Instruments with Off-balance Sheet Risk (Details Textual) - Office Facilities and Equipment [Member]	12 Months Ended
Dec. 31, 2016
Minimum [Member]
Lessee Leasing Arrangements, Operating Leases, Term of Contract	1 year
Maximum [Member]
Lessee Leasing Arrangements, Operating Leases, Term of Contract	10 years